NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 288                                                       941


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 20, 1997
5.06 - 5.27%
ESTIMATED LONG-TERM RETURN:
5.10 - 5.37%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $4,000,000 in 40,000 units
Average Life    26.8 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.40 to $97.43 depending on the purchase amount
Cusip           67065A 553 monthly payment plan
Numbers         67065A 561 quarterly payment plan
                67065A 579 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2019-20                                            15.0%
2021-22                                            30.0%
2023-24                                            10.0%
2025+                                              45.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 05/19/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.06%
     Tax Equivalent Yield                          8.72%

Treasury Bonds
     Yield                                         6.90%
     Tax Equivalent Yield                          7.61%

Corporate Bonds
     Yield                   7.72%

 *COMPARES TRUST AS OF 05/19/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/16/97. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   600,000  City of Fresno, California, Sewer System Revenue Bonds, 1995 Series A,      2006 at 102  AAA   Aaa
              4.75% Due 9/1/26. (Original issue discount bonds delivered on or about
              December 21, 1995 at a price of 89.887% of principal amount.)
     600,000  City of Rancho Mirage (California), Joint Powers Financing Authority,       2007 at 102  AAA   Aaa
              Certificates of Participation, Eisenhower Medical Center, Series 1997A,
              5.375% Due 7/1/22. (Original issue discount bonds delivered on or about
              February 19, 1997 at a price of 94.383% of principal amount.)
     600,000  City of San Carlos, California, General Obligation Bonds, Series 1996,      2006 at 102  AAA   Aaa
              5.75% Due 8/1/26.
     600,000  Public Facilities Financing Authority of the City of San Diego              2005 at 101  AAA   Aaa
              (California), Sewer Revenue Bonds, Series 1995, 5.00% Due 5/15/20.
     400,000  Airports Commission, City and County of San Francisco, California, San      2006 at 101  AAA   Aaa
              Francisco International Airport, Second Series Revenue Bonds, Issue 12B,
              5.65% Due 5/1/24.
     600,000  Tracy Area Public Facilities Financing Agency, Community Facilities         2006 at 102  AAA   Aaa
              District No. 1987-1, Special Tax Bonds, Series G (1996), (San Joaquin
              County, California), 5.50% Due 10/1/21.
     600,000  City of Visalia, California, Refunding Certificates of Participation        2006 at 102  AAA   Aaa
              (Multiple Projects), Visalia Public Finance Authority, Series 1996B, 5.375%
              Due 12/1/26.
 ----------------------------------------------------------------------------------------------------------------
 $ 4,000,000  TOTAL         7 BONDS FROM CALIFORNIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/19/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.40     4.90 %      5.06%   5.10%   5.09%   5.13%   5.11%   5.15 %
 500 / $50,000              100.24     4.75        5.07    5.11    5.10    5.14    5.12    5.16
 1,000 / $100,000            99.98     4.50        5.08    5.13    5.11    5.16    5.13    5.18
 2,500 / $250,000            99.72     4.25        5.10    5.15    5.13    5.18    5.15    5.20
 5,000 / $500,000            98.94     3.50        5.14    5.21    5.17    5.24    5.19    5.26
 10,000 / $1,000,000         98.43     3.00        5.16    5.24    5.19    5.27    5.21    5.29
 25,000 / $2,500,000         97.93     2.50        5.19    5.28    5.22    5.31    5.24    5.33
 50,000 / $5,000,000         97.43     2.00        5.21    5.32    5.25    5.35    5.27    5.37

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         5.06  % 7.73%   8.10%   8.72%      9.20 %
         5.07    7.74    8.11    8.74       9.22
         5.08    7.76    8.13    8.76       9.24
         5.10    7.79    8.16    8.79       9.27
         5.14    7.85    8.22    8.86       9.35
         5.16    7.88    8.26    8.90       9.38
         5.19    7.92    8.30    8.95       9.44
         5.21    7.95    8.34    8.98       9.47

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 07/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Partial payment
  (all plans)            7/15/97   $   .5785
 Monthly plan            8/15/97       .4233   $ 5.0809
 Quarterly plan          8/15/97       .4260
                        11/15/97      1.2780     5.1129
 Semi-annual plan       11/15/97      1.7100
                         5/15/98      2.5650     5.1319
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.44 =  99.561
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/19/97)        interest
 99.561       X   $5.0809        =   $505.86
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN MICHIGAN                                                           NUVEEN
INSURED UNIT TRUST 69                                                        941


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 20, 1997
5.08 - 5.28%
ESTIMATED LONG-TERM RETURN:
5.11 - 5.39%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.4 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.95 to $97.96 depending on the purchase amount
Cusip           67095E 583 monthly payment plan
Numbers         67095E 591 quarterly payment plan
                67095E 609 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Michigan

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2018-19                                            14.3%
2020-21                                            14.3%
2022-23                                            21.4%
2024-25                                            21.4%
2026+                                              28.6%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 05/19/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.08%
     Tax Equivalent Yield                          8.40%

Treasury Bonds
     Yield                                         6.90%
     Tax Equivalent Yield                          7.28%

Corporate Bonds
     Yield                   7.72%

 *COMPARES TRUST AS OF 05/19/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/16/97. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.275% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS MICHIGAN INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Michigan State Hospital Finance Authority, Hospital Revenue and Refunding   2006 at 102  AAA   Aaa
              Bonds (Henry Ford Health System), Series 1995A, 5.25% Due 11/15/25.
              (Original issue discount bonds delivered on or about January 9, 1996 at a price of 93.572% of principal amount.)
     500,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mercy    2006 at 101  AAA   Aaa
              Health Services Obligated Group), 1996 Series R, 5.375% Due 8/15/26.
              (Original issue discount bonds delivered on or about December 4, 1996 at a price of 93.856% of principal amount.)
     250,000  Cadillac Area Public Schools, Counties of Wexford, Osceola and Lake, State  2006 at 100  AAA   Aaa
              of Michigan, 1996 School Building and Site Bonds, 5.50% Due 5/1/22.
              (General Obligation Bonds.)
     500,000  The Central Michigan University Board of Trustees, General Revenue Bonds,   2007 at 101  AAA   Aaa
              Series 1997, 5.625% Due 10/1/22.
     500,000  City of Detroit, Michigan, Water Supply System Revenue and Revenue          2004 at 102  AAA   Aaa
              Refunding Bonds, Series 1993, 4.75% Due 7/1/19. (Original issue discount bonds delivered on or about October 28, 1993 at a price of 91.343% of principal amount.)
     500,000  Board of Regents of Eastern Michigan University, General Revenue Bonds,     2006 at 101  AAA   Aaa
              Series 1997, 5.50% Due 6/1/27.
     500,000  Fowlerville Community Schools, Counties of Livingston, Ingham, and          2007 at 100  AAA   Aaa
              Shiawassee, State of Michigan, 1996 School Building and Site Bonds, 5.60%
              Due 5/1/21. (General Obligation Bonds.)
     250,000  Grand Ledge Public Schools, Counties of Eaton, Clinton and Ionia, State of  2005 at 102  AAA   Aaa
              Michigan, 1995 Refunding Bonds, 5.375% Due 5/1/24. (Original issue discount bonds delivered on or about November 2, 1995 at a price of 94.75% of principal amount.)(General Obligation Bonds.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM MICHIGAN.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/19/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.95     4.90 %      5.08%   5.11%   5.11%   5.15%   5.13%   5.17 %
 500 / $50,000              100.79     4.75        5.08    5.12    5.12    5.16    5.13    5.18
 1,000 / $100,000           100.52     4.50        5.10    5.14    5.13    5.18    5.15    5.20
 2,500 / $250,000           100.26     4.25        5.11    5.16    5.14    5.20    5.16    5.22
 5,000 / $500,000            99.48     3.50        5.15    5.22    5.18    5.26    5.20    5.28
 10,000 / $1,000,000         98.97     3.00        5.18    5.25    5.21    5.29    5.23    5.31
 25,000 / $2,500,000         98.46     2.50        5.20    5.29    5.24    5.33    5.26    5.35
 50,000 / $5,000,000         97.96     2.00        5.23    5.33    5.26    5.37    5.28    5.39

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   34.5%   39.5%      43.0%
         5.08  % 7.47%   7.76%   8.40%      8.91 %
         5.08    7.47    7.76    8.40       8.91
         5.10    7.50    7.79    8.43       8.95
         5.11    7.51    7.80    8.45       8.96
         5.15    7.57    7.86    8.51       9.04
         5.18    7.62    7.91    8.56       9.09
         5.20    7.65    7.94    8.60       9.12
         5.23    7.69    7.98    8.64       9.18

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 07/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Partial payment
  (all plans)            7/15/97   $   .5834
 Monthly plan            8/15/97       .4269   $ 5.1237
 Quarterly plan          8/15/97       .4296
                        11/15/97      1.2888     5.1557
 Semi-annual plan       11/15/97      1.7244
                         5/15/98      2.5866     5.1747
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.99 =  99.019
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/19/97)        interest
 99.019       X   $5.1237        =   $507.34
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN OHIO                                                               NUVEEN
INSURED UNIT TRUST 142                                                       941


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 20, 1997
5.07 - 5.28%
ESTIMATED LONG-TERM RETURN:
5.12 - 5.38%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.4 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.30 to $98.31 depending on the purchase amount
Cusip           67102G 431 monthly payment plan
Numbers         67102G 449 quarterly payment plan
                67102G 456 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Ohio

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-18                                            14.3%
2019-21                                            17.1%
2022-24                                             0.0%
2025-27                                            54.3%
2028+                                              14.3%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 05/19/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.07%
     Tax Equivalent Yield                          8.59%

Treasury Bonds
     Yield                                         6.90%
     Tax Equivalent Yield                          7.46%

Corporate Bonds
     Yield                   7.72%

 *COMPARES TRUST AS OF 05/19/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/16/97. ASSUMES 41.0% FEDERAL AND STATE INCOME TAX RATE AND A 7.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS OHIO INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Ohio, Turnpike Revenue Bonds, 1996 Series A, Issued by the Ohio    2006 at 102  AAA   Aaa
              Turnpike Commission, 5.50% Due 2/15/26. (Original issue discount bonds delivered on or about June 20, 1996 at a price of 93.50% of principal amount.)
     500,000  City of Cleveland, Ohio, Waterworks Improvement and Refunding First         2006 at 102  AAA   Aaa
              Mortgage Revenue Bonds, Series H, 1996, 5.75% Due 1/1/26.
     400,000  County of Cuyahoga, Ohio, Hospital Improvement and Refunding Revenue Bonds,  2006 at 102 AAA   Aaa
              Series 1996A (University Hospitals Health System, Inc. Project), 5.625% Due
              1/15/26.
     100,000  City of Huber Heights, Ohio, Water System Revenue Bonds, Series 1995, 0.00%  No Optional AAA   Aaa
              Due 12/1/21. (Original issue discount bonds delivered on or about September      Call
              29, 1995 at a price of 20.229% of principal amount.)
     500,000  Jackson Local School District, Stark and Summit Counties, Ohio, School      2006 at 102  AAA   Aaa
              Building Construction and Improvement Bonds, 5.50% Due 12/1/21. (General
              Obligation Bonds.)
     500,000  Kent State University (Ohio), General Receipts Bonds, Series 1996, 5.50%    2006 at 102  AAA   Aaa
              Due 5/1/28.
     500,000  County of Lorain, Ohio, Hospital Facilities Revenue Bonds, Series 1997B     2007 at 102  AAA   Aaa
              (Catholic Healthcare Partners), 5.50% Due 9/1/27. (Original issue discount bonds delivered on or about May 15, 1997 at a price of 94.711% of principal amount.)
     500,000  West Holmes Local School District, Ohio, School Improvement Bonds, Series   2007 at 101  AAA   Aaa
              1997, 5.375% Due 12/1/17. (General Obligation Bonds.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM OHIO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/19/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.30     4.90 %      5.07%   5.12%   5.10%   5.15%   5.12%   5.17 %
 500 / $50,000              101.14     4.75        5.08    5.12    5.11    5.15    5.13    5.17
 1,000 / $100,000           100.88     4.50        5.09    5.15    5.12    5.18    5.14    5.20
 2,500 / $250,000           100.62     4.25        5.10    5.16    5.14    5.19    5.16    5.21
 5,000 / $500,000            99.83     3.50        5.14    5.22    5.18    5.25    5.20    5.27
 10,000 / $1,000,000         99.32     3.00        5.17    5.26    5.20    5.29    5.22    5.31
 25,000 / $2,500,000         98.81     2.50        5.20    5.29    5.23    5.32    5.25    5.34
 50,000 / $5,000,000         98.31     2.00        5.22    5.33    5.26    5.36    5.28    5.38

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.5%   36.0%   41.0%      44.0%
         5.07  % 7.51%   7.92%   8.59%      9.05 %
         5.08    7.53    7.94    8.61       9.07
         5.09    7.54    7.95    8.63       9.09
         5.10    7.56    7.97    8.64       9.11
         5.14    7.61    8.03    8.71       9.18
         5.17    7.66    8.08    8.76       9.23
         5.20    7.70    8.13    8.81       9.29
         5.22    7.73    8.16    8.85       9.32

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 07/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Partial payment
  (all plans)            7/15/97   $   .5846
 Monthly plan            8/15/97       .4278   $ 5.1362
 Quarterly plan          8/15/97       .4305
                        11/15/97      1.2915     5.1682
 Semi-annual plan       11/15/97      1.7280
                         5/15/98      2.5920     5.1872
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.34 =  98.677
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/19/97)        interest
 98.677       X   $5.1362        =   $506.82
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)